Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on Impact on consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs
Cost of sales of goods, excluding depreciation and amortization	$ 512,874	$ 613,381	$ 604,650
Depreciation and amortization	(226,335)	(238,879)	(210,154)
Operating profit
Administrative expenses.	76,297	77,099	80,666
Operating expenses, net.	14,715	1,308	13,230
Operating profit (loss)	(58,013)	58,298	105,555
Other income (expense), net
Finance costs	42,173	38,422	34,551
Profit (loss) before income tax	(43,535)	27,033	92,667
IFRS 16 [Member]
Operating costs
Cost of sales of goods, excluding depreciation and amortization	5,991
Depreciation and amortization	(6,751)
Total operating costs	(760)
Operating profit
Administrative expenses.	272
Operating expenses, net.	155
Operating profit (loss)	427
Other income (expense), net
Finance costs	379
Profit (loss) before income tax	46
Minera Yanacocha SRL and subsidiary [Member]
Operating costs
Cost of sales of goods, excluding depreciation and amortization	692,721	619,424	772,647
Operating profit
Administrative expenses.	1,744	2,783	4,760
Operating expenses, net.	35,987	76,155	63,514
Operating profit (loss)	5,968	(22,588)	(154,129)
Other income (expense), net
Finance costs	57,629	39,024	23,766
Profit (loss) before income tax	(30,329)	$ (52,220)	$ (168,428)
Minera Yanacocha SRL and subsidiary [Member] | IFRS 16 [Member]
Operating costs
Depreciation and amortization	270
Operating profit
Operating profit (loss)	(270)
Other income (expense), net
Finance costs	36
Profit (loss) before income tax	$ (306)